BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                                 INVESTOR CLASS

                        Supplement dated November 3, 2004
                      to Prospectus dated December 31, 2003


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

REVISIONS RELATING TO THE REIMBURSEMENT AND SUSPENSION OF THE REDEMPTION FEE OF THE BOSTON PARTNERS LONG/SHORT EQUITY FUND - INVESTOR CLASS.

THE FOLLOWING PARAGRAPHS ARE ADDED TO (I) THE SUB-SECTION "REDEMPTION OF FUND SHARES" IN THE SECTION ENTITLED "SHAREHOLDER INFORMATION" ON PAGE 37 OF THE PROSPECTUS; AND (II) THE SUB-PARAGRAPH ENTITLED "TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND BOSTON PARTNERS LONG/SHORT EQUITY FUND" UNDER THE SUB-SECTION "REDEMPTION OF FUND SHARES" IN THE SECTION ENTITLED "SHAREHOLDER INFORMATION" ON PAGE 39 OF THE PROSPECTUS:

         Effective April 26, 2004, the Long/Short Equity Fund implemented revisions to the Fund's investment strategy and changed the Fund's benchmark. Due to these revisions, the Board of Directors has authorized the reimbursement of redemption fees paid by shareholders during the period April 26, 2004, the effective date of these revisions, through November 12, 2004, and the waiver of the redemption fee during the period November 15, 2004 through January 14, 2005, for shareholders who purchased their shares on or before May 5, 2004.

         Please see the sub-section "Redemption of Fund Shares" above for information on how to redeem your shares.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                 BOSTON PARTNERS
                                 FAMILY OF FUNDS

                     BOSTON PARTNERS LONG/SHORT EQUITY FUND

                               INSTITUTIONAL CLASS

                        Supplement dated November 3, 2004
                      to Prospectus dated December 31, 2003


THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

REVISIONS RELATING TO THE REIMBURSEMENT AND SUSPENSION OF THE REDEMPTION FEE OF THE BOSTON PARTNERS LONG/SHORT EQUITY FUND - INSTITUTIONAL CLASS.

THE FOLLOWING PARAGRAPHS ARE ADDED TO (I) THE SUB-SECTION "REDEMPTION OF FUND SHARES" IN THE SECTION ENTITLED "SHAREHOLDER INFORMATION" ON PAGE 38 OF THE PROSPECTUS; AND (II) THE SUB-PARAGRAPH ENTITLED "TRANSACTION FEE ON CERTAIN REDEMPTIONS OF THE BOSTON PARTNERS SMALL CAP VALUE FUND II AND BOSTON PARTNERS LONG/SHORT EQUITY FUND" UNDER THE SUB-SECTION "REDEMPTION OF FUND SHARES" IN THE SECTION ENTITLED "SHAREHOLDER INFORMATION" ON PAGE 39 OF THE PROSPECTUS:

         Effective April 26, 2004, the Long/Short Equity Fund implemented revisions to the Fund's investment strategy and changed the Fund's benchmark. Due to these revisions, the Board of Directors has authorized the reimbursement of redemption fees paid by shareholders during the period April 26, 2004, the effective date of these revisions, through November 12, 2004, and the waiver of the redemption fee during the period November 15, 2004 through January 14, 2005, for shareholders who purchased their shares on or before May 5, 2004.

         Please see the sub-section "Redemption of Fund Shares" above for information on how to redeem your shares.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.